FRANKLIN TEMPLETON INVESTMENTS
                       One Franklin Parkway
                        San Mateo, CA 94403




November 5, 2001


Filed Via EDGAR (CIK #0000773478)
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:  FRANKLIN CALIFORNIA TAX-FREE TRUST
           File Nos. 2-99112 and 811-4356

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of
Additional  Information  that  would  have been  filed  under  Rule
497(c) do not differ from those contained in Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on October 29, 2001.

Sincerely yours,

FRANKLIN CALIFORNIA TAX-FREE TRUST



/s/ David P. Goss
David P. Goss
Associate General Counsel


DPG/ts


cc:   Bruce G. Leto, Esq.